December 11, 1997


	VIA ELECTRONIC FILING

	Securities and Exchange Commission
	450 Fifth Street, N.W.
	Judiciary Plaza
	Washington, D.C. 20549

	Attention:    Division of Investment Management

	      Re:     Merrill Lynch Asset
		      Growth Fund, Inc.
		      Post-Effective Amendment No.6 to
		      the Registration Statement on
		      Form N-1A (Securities Act File
		      No. 33-54005 Investment Company
                      Act No. 811-7183)

	Ladies and Gentlemen:

	     Pursuant to Rule 497(j) under the Securities
	Act of 1933, as amended (the "1933 Act"),
	Merrill Lynch Asset Growth Fund, Inc.
	(the "Fund") hereby certifies that:

	     (1)     the form of Prospectus and Statement
	     of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933
	     Act would not have differed from that contained in Post-Effective Amendment No.6 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

	     (2)     the text of Post-Effective Amendment
	     No.6 to the Fund's Registration Statement on
	     Form N-1A was filed electronically with the Securities and Exchange Commission on
	     December 9, 1997.

					Very truly yours,

					Merrill Lynch Asset
					Growth Fund, Inc.

				  By:  /s/ Barbara G. Fraser
					   Secretary